Concentrations of Credit Risk and Major Customers	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 16 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Company place cash with high credit quality financial institutions in Singapore, Hongkong and China. As of December 31, 2021 and December 31, 2020, the Company had $16,566,953 and $148,747 of cash balance held in China banks, respectively. China banks protect consumers against loss if their bank or thrift institution fails, and each of the Company’s bank accounts are insured up to RMB500,000 (approximately $77,000). As a result, cash held in China financial institutions of $16,027,953 and $69,219 were not insured as of December 31, 2021 and December 31, 2020, respectively. The Company have not experienced any losses in such accounts through December 31, 2021. The Company’s cash position by geographic area was as follows:

	December 31, 2021		December 31, 2020
Country:
Singapore	$259,686	1%	$244,646	37%
China (Hongkong)	1,599,983	9%	271,212	41%
China (Mainland)	16,566,953	90%	148,747	22%
Total cash and cash equivalents	$18,426,622	100%	$664,605	100%

Almost all of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, the Company believe that the concentration of credit risk with respect to trade accounts receivable is limited due to generally short payment terms. The Company also perform ongoing credit evaluations of customers to help further reduce potential credit risk.

Customers

For the fiscal years ended December 31, 2021, two customers accounted for 70% and 30% of the Company’s revenues, respectively. For the fiscal year ended December 31, 2020, one customer accounted for 100% of the Company’s total revenue. For the fiscal year ended December 31, 2019, two customers accounted for 75% and 17% of the Company’s revenues, respectively.

As of December 31, 2021, the Company had $2,608,325 accounts receivable with factoring, and nil receivable balance as of December 31, 2020.

Suppliers

For the fiscal years ended December 31, 2021, two customers accounted for 72% and 12% of the Company’s cost of revenues, respectively. For the fiscal year ended December 31, 2020, one customer accounted for 100% of the Company’s total cost of revenues. For the fiscal year ended December 31, 2019, one customer accounted for 100% of the Company’s total cost of revenues.

As of December 31, 2021, the Company had $14,116,569 accounts payable balance, and $4,974 payable balance as of December 31, 2020.